SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Outstanding common stock rollforward

		Years ended December 31,
Number of common shares (in millions)	Notes	2022	2021
Outstanding, beginning of the year		477.0	475.3
Issuance of shares for share-based compensation	26	2.0	1.7
Outstanding, end of the year		479.0	477.0